Accounts Receivable - Schedule of Accounts Notes Loans and Financing Receivable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Balance at beginning of period	$ 50
Charged to costs and expenses	50	$ 50
Balance at end of period	$ 100	$ 50